Other (expense) / income, net - Schedule of the Amounts Recorded in Other Income / (Expense), Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Foreign exchange gain / (loss)		$ (9,758)	$ 11,316	$ (7,434)
Fair value loss on contingent consideration		508	(329)	(948)
Fair value gain on warrant liability	[1]	1,401	22	1,671
(Loss) / gain on derivative instruments	[2]	(1,294)	3,994	3,314
Gain on debt repurchases		0	1,696	10,758
Other	[3]	1,580	4,776	5,720
Other income, net		$ (7,563)	$ 21,475	$ 13,081

[1]	The Company accounts for warrants as derivative liabilities. The warrants were initially recorded at fair value based on the public warrants listed trading price and are subsequently remeasured at the balance sheet date with the changes in fair value recognized in the Consolidated Statements of Comprehensive (Loss) / Income (Note 1).
[2]	Gain on derivative instruments includes the non-cash fair value gain /loss on the instruments and the cash payments and receipts on derivatives.
[3]	Mainly relates to finance income, offset by certain banking fees.